ORDINARY SHARES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Mar. 31, 2014
ORDINARY SHARES
Pruchase price for share repurchased	$ 29,630
Ordinary shares
ORDINARY SHARES
Number of shares transferred to depositary bank for future exercise of share options and vesting of nonvested shares	3,354,000	3,427,854		1,300,000
Number of shares remaining available for future option exercise or nonvested shares vesting	948,720	79,480
Equivalent number of shares for each American Depositary Share					2
Number of shares repurchased and held as treasury stock	0	0	4,155,864	5,210,168
Average repurchase price (in dollars per share)			$ 1.75	$ 1.70
Aggregate cost	16,124
ADSs
ORDINARY SHARES
Maximum repurchase amount under the repurchase program					30,000
Privately repurchase of unregistered ordinary shares | Ordinary shares
ORDINARY SHARES
Average repurchase price (in dollars per share)	$ 2.59
Share repurchased (in shares)	11,440,000
Pruchase price for share repurchased	$ 29,630
Privately repurchase of unregistered ordinary shares | ADSs
ORDINARY SHARES
Number of shares approved to be repurchased						6,000,000